Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.5%
90,703	iShares 20+ Year Treasury Bond ETF	$12,285,722	1 .9
119,007	iShares Core S&P Small-Cap ETF	12,915,830	2 .1
93,837	Vanguard S&P 500 ETF	34,184,819	5 .4
150,059	Vanguard Value ETF	19,726,756	3 .1

	Total Exchange-Traded Funds
	(Cost $63,530,862)	79,113,127	12 .5

MUTUAL FUNDS: 87.3%
	Affiliated Investment Companies: 87.3%
1,909,865	Voya Global Bond Fund - Class R6	18,315,601	2 .9
3,117,545	Voya High Yield Bond Fund - Class R6	24,940,360	4 .0
10,842,393	Voya Intermediate Bond Fund - Class R6	111,134,531	17 .6
390,018	Voya Large-Cap Growth Fund - Class R6	21,802,005	3 .5
1,497,227	Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,398,521	3 .6
2,712,746	Voya Multi-Manager International Equity Fund - Class I	36,974,731	5 .9
5,375,604	Voya Multi-Manager International Factors Fund - Class I	56,712,623	9 .0
748,075	Voya Multi-Manager Mid Cap Value Fund - Class I	8,198,901	1 .3
1,913,211	Voya U.S. High Dividend Low Volatility Fund - Class R6	26,077,061	4 .1
3,355,245	Voya U.S. Stock Index Portfolio - Class I	67,406,873	10 .7
4,627,426	VY® BrandywineGLOBAL - Bond Portfolio - Class I	55,760,482	8 .9
284,727	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	5,999,207	0 .9
1,946,796	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	64,166,403	10 .2
503,028	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,651,060	1 .2
198,316	VY® T. Rowe Price Growth Equity Portfolio - Class I	21,828,618	3 .5

	Total Mutual Funds
	(Cost $484,654,876)	549,366,977	87 .3

	Total Investments in Securities (Cost $548,185,738)	$628,480,104	99 .8
	Assets in Excess of Other Liabilities	970,187	0 .2
	Net Assets	$629,450,291	100 .0

(1)	Non-income producing security.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$79,113,127	$–	$–	$79,113,127
Mutual Funds	549,366,977	–	–	549,366,977
Total Investments, at fair value	$628,480,104	$–	$–	$628,480,104
Other Financial Instruments+
Futures	155,592	–	–	155,592
Total Assets	$628,635,696	$–	$–	$628,635,696

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	31	06/18/21	$ 6,149,470	$ 98,700
			$ 6,149,470	$ 98,700
Short Contracts:
Mini MSCI EAFE Index	(57)	06/18/21	(6,247,200)	56,892
			$ (6,247,200)	$ 56,892

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value at			Change in Unrealized				Net Capital Gain
Issuer	12/31/2020	Purchases at Cost	Sales at Cost	Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Distributions
Voya Global Bond Fund - Class R6	$18,971,632	$1,114,000	$(704,272)	$(1,065,759)	$18,315,601	$209,604	$47,511	-
Voya High Yield Bond Fund - Class R6	25,306,709	852,749	(898,014)	(321,084)	24,940,360	336,242	104,364	-
Voya Intermediate Bond Fund - Class R6	113,595,343	6,954,817	(4,985,996)	(4,429,633)	111,134,531	885,726	25,891	-
Voya Large-Cap Growth Fund - Class R6	22,041,792	758,636	(734,683)	(263,740)	21,802,005	-	142,397	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,412,490	421,438	(912,698)	477,291	22,398,521	-	206,331	-
Voya Multi-Manager International Equity Fund - Class I	37,763,947	314,165	(1,714,671)	611,290	36,974,731	-	583,332	-
Voya Multi-Manager International Factors Fund - Class I	56,458,454	614,295	(1,850,833)	1,490,707	56,712,623	-	216,570	-
Voya Multi-Manager Mid Cap Value Fund - Class I	7,952,515	68,297	(730,621)	908,710	8,198,901	-	118,833	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	25,295,240	623,607	(1,512,842)	1,671,056	26,077,061	-	325,814	-
Voya U.S. Stock Index Portfolio - Class I	66,272,799	1,172,891	(3,334,445)	3,295,628	67,406,873	-	647,969	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	56,581,919	1,382,760	(1,864,780)	(339,417)	55,760,482	-	436,793	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,000,686	4,906,974	(1,155,645)	247,192	5,999,207	-	421,342	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	63,325,545	1,483,312	(2,577,570)	1,935,116	64,166,403	-	640,383	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,895,658	103,383	(250,410)	(97,571)	7,651,060	-	96,365	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	22,006,815	354,324	(895,487)	362,966	21,828,618	-	205,258	-
	$547,881,544	$21,125,648	$(24,122,967)	$4,482,752	$549,366,977	$1,431,572	$4,219,153	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $558,176,430.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$86,115,839
Gross Unrealized Depreciation	(15,656,573)
Net Unrealized Appreciation	$70,459,266